OTHER CURRENT AND NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT AND NONCURRENT ASSETS
OTHER CURRENT AND NONCURRENT ASSETS
14.      OTHER CURRENT AND NON-CURRENT ASSETS

	Consolidated
	2023	2022
Marketing and advertising advances	43,150	43,509
Supplier advances	203,193	290,205
Employee advances	19,297	20,267
Rent advances and guarantee deposit (a)	20,284	160,437
Advance insurance expenses	110,355	124,293
Overfunded pension plan (b)	723,130	694,527
Customs broker advances - Import taxes	43,316	38,398
Sublease receivables (c)	180,440	262,108
Carbon credits	13,970	14,297
Receivables from service providers (d)	109,639	110,214
Other	165,332	257,566
	1,632,106	2,015,821

Current	604,427	763,384
Non-current	1,027,679	1,252,437

a)	Mainly related to: (i) advances for lease agreements that were not included in the initial measurement of lease liabilities / right-of-use of the former subsidiary Avon, in accordance with the exemptions of IFRS 16 / CPC 06 (R2); and (ii) in 2022 included security deposits for the rental of certain stores of the former subsidiaries Aesop and The Body Shop.
b)	Pension plan arising from the acquisition of subsidiary Avon. The variance in the balance refers to the revision in mortality tables offset by the impact of exchange rate variation due to the appreciation of the real.
c)	Refers to the sublease receivable from the New York office owned by the subsidiary Avon.
d)	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.